Related party transactions (Detail Textuals) - Key management personnel of entity or parent - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Transaction bonuses included in loss from discontinued operations	$ 750,000
Amount payable for services provided recorded within accounts payable and accrued liabilities		$ 0	$ 5,000